Segments - Reconciliation of Assets for Reportable Segments to Consolidated Amounts (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 3,241,105	$ 3,169,834	$ 3,356,320
Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	3,106,296	3,118,073	3,314,131
Operating Segments [Member] | Owned Hotels [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	2,913,039	2,925,882	3,122,256
Operating Segments [Member] | Franchise and Management [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	193,257	192,191	191,875
Corporate and Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 134,809	$ 51,761	$ 42,189